Share-based compensation (2007 Equity Incentive Plan, 2007 Long Term Incentive Plan and 2014 Restricted Stock Unit Plan) (Details) (USD $)	0 Months Ended
	Aug. 11, 2007	Jun. 25, 2014	Nov. 08, 2013	Sep. 05, 2013	Sep. 03, 2013	Aug. 07, 2013	Jul. 01, 2013	Nov. 12, 2012	Nov. 13, 2012	Jun. 30, 2014	May 23, 2014	Nov. 30, 2007
The Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	6,125,374
Minimum exercise price	$ 0.0001
Maximum exercise price	$ 2.50
Weighted-average fair value of options granted	$ 2.67
Total expected compensation cost, net of expected forfeitures	$ 15,564,801
Stock options granted, expiration date	Aug. 10, 2017
The Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	10 months
The Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	60 months
2007 Plan [Member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		600,000	400,000	600,000	600,000	400,000	600,000	300,000	200,000
Exercise price of options granted		$ 2.045	$ 3.185	$ 2.92	$ 2.86	$ 2.475	$ 2.105	$ 1.64	$ 1.595
Weighted-average fair value of options granted		$ 0.52	$ 1.03	$ 1.0	$ 0.96	$ 0.84	$ 0.72	$ 0.62	$ 0.61
Total expected compensation cost, net of expected forfeitures		311,098	412,735	602,604	578,159	337,655	431,687	187,063	121,287
Vesting period for plan		36 months	36 months	36 months	36 months	36 months	36 months	36 months	36 months
Stock options granted, expiration date		Jun. 25, 2024	Nov. 08, 2023	Sep. 05, 2023	Sep. 03, 2023	Aug. 07, 2023	Jul. 01, 2023	Nov. 12, 2022	Nov. 13, 2022
2007 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted										907,000
Exercise price of options granted										$ 1.21
Weighted-average fair value of options granted										$ 0.81
Total expected compensation cost, net of expected forfeitures										734,181
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized												10,000,000
2014 Restricted Stock Unit Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan											3 years
Fair value of awards to be recognized											$ 7,042,725
Restricted shares granted											4,234,884
2014 Restricted Stock Unit Plan [Member] | Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized											4,648,869